Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	27.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	14.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%
LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	6.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%
Predecessor | Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	20.00%	25.00%	18.00%
Predecessor | Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	8.00%	7.00%
Predecessor | ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	6.00%	5.00%
Predecessor | Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	27.00%	19.00%	17.00%
Predecessor | Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	6.00%	4.00%	10.00%
Predecessor | LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	5.00%	15.00%	13.00%
Predecessor | ExxonMobil
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	7.00%	13.00%